SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement Dated June 27, 2019
to the Class F Prospectus dated January 31, 2019, as amended on April 1, 2019 and April 4, 2019

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Caerus Investors, LLC is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Strategy Alternative Fund," the text relating to Caerus Investors, LLC is hereby deleted.

Changes to the Fee Waiver Disclosure

In the section titled "Investment Adviser," under the sub-section titled "Information About Fee Waivers," the text relating to the Fund in the second table is hereby deleted and replaced with the following:

Fund Name — Class F Shares	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after commission recapture and extraordinary expenses, if applicable)*
Multi-Strategy Alternative Fund	2.91%	1.99%	1.49%	1.17%

*  AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies during the most recent fiscal year.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1224 (6/19)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement Dated June 27, 2019
to the Class Y Prospectus dated January 31, 2019, as amended on April 1, 2019 and April 4, 2019

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to Caerus Investors, LLC is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Strategy Alternative Fund," the text relating to Caerus Investors, LLC is hereby deleted.

Changes to the Fee Waiver Disclosure

In the section titled "Investment Adviser," under the sub-section titled "Information About Fee Waivers," the text relating to the Fund in the second table is hereby deleted and replaced with the following:

Fund Name—Class Y Shares	Total Annual Fund Operating Expenses (before voluntary fee waivers)	Total Annual Fund Operating Expenses (after voluntary fee waivers)	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*	Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, interest expense, fees paid indirectly and after commission recapture and extraordinary expenses, if applicable)*
Multi-Strategy Alternative Fund	2.66%	1.74%	1.24%	0.92%

*  AFFE reflects the estimated amount of fees and expenses that were incurred indirectly by the Fund through its investments in other investment companies during the most recent fiscal year.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1225 (6/19)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund
(the "Fund")

Supplement Dated June 27, 2019
to the Statement of Additional Information ("SAI") dated January 31, 2019, as amended on
April 4, 2019

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

On the cover page of the SAI, the reference to "Caerus Investors, LLC" is hereby deleted.

In addition, under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the text relating to Caerus Investors, LLC is hereby deleted.

In addition, under the same section, under the heading titled "Portfolio Management," the sub-heading titled "Caerus" and the paragraphs thereunder are hereby deleted.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1226 (6/19)